STOCK OPTION PLANS (Details - Warrants outstanding) - Warrant [Member]	9 Months Ended
Sep. 30, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding - beginning | shares	3,800,202
Weighted average exercise price - beginning	$ 15.19
Weighted average contractural term	4 years 8 months 4 days
Aggregate intrinsic value - beginning | $	$ 0
Warrants granted | shares	899,416
Weighted average exercise price - shares granted	$ 4.01
Weighted average contractural term - granted	8 years 10 months 13 days
Aggregate intrinsic value - granted	$ 0
Warrants cancelled and expired | shares	(19,568)
Weighted average exercise price - shares Cancelled	$ 22.73
Aggregate intrinsic value - Expired | $	$ 0
Warrants outstanding - ending | shares	4,680,050
Weighted average exercise price - ending	$ 13.01
Weighted average contractural term	4 years 11 months 23 days
Aggregate intrinsic value - ending | $	$ 0
Warrants exercisable | shares	4,680,050
Weighted average exercise price - exercisable	$ 13.01
Weighted average contractural term - exercisable	4 years 11 months 23 days
Aggregate intrinsic value - exercisable | $	$ 0